CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Ordinary shares	Treasury shares	Additional paid-in capital	Accumulated deficit Cumulative effect, period of adoption, adjustment	Accumulated deficit	Statutory reserves	Accumulated other comprehensive losses	Total iClick Interactive Asia Group Limited shareholders' equity Cumulative effect, period of adoption, adjustment	Total iClick Interactive Asia Group Limited shareholders' equity	Non-controlling interests	Cumulative effect, period of adoption, adjustment	Total
Beginning balance at Dec. 31, 2019	$ 29		$ 305,344		$ (191,016)	$ 81	$ (7,479)		$ 102,101	$ 12,455		$ 114,556
Beginning balance (in shares) at Dec. 31, 2019	28,690,635
Treasury shares, beginning (in shares) at Dec. 31, 2019		1,744,873
Treasury shares, beginning at Dec. 31, 2019		$ (4,858)
Reissuance of treasury shares upon exercise of employee share options and vesting of RSUs	$ 1	$ 194	1,110						1,305			1,305
Reissuance of treasury shares upon exercise of employee share options and vesting of restricted share units ("RSUs") (in shares)	546,340	(546,340)
Share-based compensation expenses			6,249						6,249			6,249
Issuance of shares upon vesting of RSUs (in shares)	171,932
Repurchase of ordinary shares		$ (5,677)							(5,677)			(5,677)
Repurchase of ordinary shares (in shares)		397,839
Issuance of ordinary shares but held as treasury shares (in shares)		800,000
Capital injection in a subsidiary			1,716						1,716	(1,716)
Purchase of interests in subsidiaries from non-controlling interests			2,795						2,795	(9,798)		(7,003)
Purchase of interests in subsidiaries from non-controlling interests (in shares)	313,011
Issuance of ordinary shares upon share offerings	$ 5		71,912						71,917			71,917
Issuance of ordinary shares upon share offerings (in shares)	5,546,007
Issuance of ordinary shares pursuant to convertible notes conversion	$ 7		68,888						68,895			68,895
Issuance of ordinary shares pursuant to convertible notes conversion (in shares)	6,776,204
Business combinations	$ 4		34,386						34,390	7,987		42,377
Business combinations (in shares)	3,772,694
Contribution from non-controlling interests										73		73
Net loss for the year					(12,618)				(12,618)	(2,288)		(14,906)
Foreign currency translation							5,001		5,001	273		5,274
Ending balance at Dec. 31, 2020	$ 46		492,400	$ (3,972)	(207,606)	81	(2,478)	$ (3,972)	272,102	6,986	$ (3,972)	279,088
Ending balance (in shares) at Dec. 31, 2020	45,816,823
Treasury shares, ending (in shares) at Dec. 31, 2020		2,396,372
Treasury shares, ending at Dec. 31, 2020		$ (10,341)
Reissuance of treasury shares upon exercise of employee share options and vesting of RSUs	$ 1	$ 120	540						661			661
Reissuance of treasury shares upon exercise of employee share options and vesting of restricted share units ("RSUs") (in shares)	677,530	(677,530)
Share-based compensation expenses			11,969						11,969			11,969
Issuance of shares upon vesting of RSUs (in shares)	572,500
Repurchase of ordinary shares		$ (10,687)							(10,687)			(10,687)
Repurchase of ordinary shares (in shares)		604,960
Issuance of ordinary shares upon subscription from Baozun Inc.	$ 1		18,539						18,540			18,540
Issuance of ordinary shares upon subscription from Baozun Inc. (in shares)	649,349
Issuance of ordinary shares upon settlement for contingent consideration payable			2,060						2,060			2,060
Issuance of ordinary shares upon settlement for contingent consideration payable (in shares)	183,740
Business combinations										3,072		3,072
Net loss for the year					(13,631)				(13,631)	(2,967)		(16,598)
Foreign currency translation							3,338		3,338	146		3,484
Ending balance at Dec. 31, 2021	$ 48		525,508		(221,237)	81	860		284,352	7,237		$ 291,589
Ending balance (in shares) at Dec. 31, 2021	47,899,942
Treasury shares, ending (in shares) at Dec. 31, 2021		2,323,802										2,323,802
Treasury shares, ending at Dec. 31, 2021		$ (20,908)										$ (20,908)
Reissuance of treasury shares upon exercise of employee share options and vesting of RSUs		$ 25	43						68			68
Reissuance of treasury shares upon exercise of employee share options and vesting of restricted share units ("RSUs") (in shares)	139,871	(139,871)
Share-based compensation expenses			3,794						3,794			3,794
Issuance of shares upon vesting of RSUs (in shares)	345,000
Repurchase of ordinary shares		$ (7,574)							(7,574)			(7,574)
Repurchase of ordinary shares (in shares)		3,659,404
Purchase of interests in subsidiaries from non-controlling interests	$ 1		110						111	(833)		(722)
Purchase of interests in subsidiaries from non-controlling interests (in shares)	386,415
Net loss for the year					(200,875)				(200,875)	(1,931)		(202,806)
Foreign currency translation							(4,946)		(4,946)	(114)		(5,060)
Ending balance at Dec. 31, 2022	$ 49		$ 529,455		$ (422,112)	$ 81	$ (4,086)		$ 74,930	$ 4,359		$ 79,289
Ending balance (in shares) at Dec. 31, 2022	48,771,228
Treasury shares, ending (in shares) at Dec. 31, 2022		5,843,335										5,843,335
Treasury shares, ending at Dec. 31, 2022		$ (28,457)										$ (28,457)